Organization and Summary of Significant Accounting Policies (Details 14) - USD ($) $ in Thousands	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014	Jun. 30, 2013
Changes in warranty reserve
Balance, Beginning of Year	$ 3,462	$ 2,500	$ 4,958
Provision Charged (Credited) to Expense	8,975	1,153	(404)
Payments	602	191	2,054
Balance, End of Year	$ 11,835	$ 3,462	$ 2,500